General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of General and Administrative Expenses

	2020	2019	2018
	RMB million	RMB million	RMB million
General corporate expenses	3,572	3,692	3,474
Auditors’ remuneration	20	20	18
- Audit services	17	18	15
- Non-audit services	3	2	3
Credit losses	164	13	3
Other taxes and levies	332	348	275

	4,088	4,073	3,770